Intangible assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets
9	Intangible assets
Intangible assets include expenditures with the development of the software product for Risk System and Portfolio Allocation, whose purpose is to evaluate the risk of the funds and to allocate the clients’ portfolio.
Economic benefits will flow to the Group from the service fees charged to the clients for the sale of advisory services on market risks or through a service which the Vinci’s managers named Wealth Management.
The Entity assesses at each reporting date whether there is an indication that an intangible asset may be impaired. If any indication exists, the Entity estimates the asset’s recoverable amount. There were no indications of impairment of intangible assets for the years ended December 31, 2021 and 2020.

	12/31/2021
	Software development	Total

Cost
At January 1, 2021	23,723	23,723
Purchases	470	470
Foreign exchange variation of intangible assets abroad	597	597

At December 31, 2021	24,790	24,790

Accumulated amortization
At January 1, 2021	(22,282)	(22,282)
Annual amortization	(740)	(740)
Foreign exchange variation of intangible assets abroad	(611)	(611)

At December 31, 2021	(23,633)	(23,633)

At January 1, 2021	1,441	1,441

At December 31, 2021	1,157	1,157

Amortization rate (per year) - %	20%

	12/31/2020
	Software development	Total

Cost
At January 1, 2020	21,908	21,908
Purchases	—	—
Foreign exchange variation of intangible assets abroad	1,815	1,815

At December 31, 2020	23,723	23,723

Accumulated amortization
At January 1, 2020	(19,188)	(19,188)
Annual amortization	(1,286)	(1,286)
Foreign exchange variation of intangible assets abroad	(1,808)	(1,808)

At December 31, 2020	(22,282)	(22,282)

At January 1, 2020	2,720	2,720

At December 31, 2020	1,441	1,441

Amortization rate (per year) - %	20%